Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash and cash equivalents	Cash and cash equivalents consisted of the following:

	At December 31,
	2024	2023
	(€ million)
Cash at banks	€9,408	€8,981
Money market securities measured at FVTPL	19,127	17,691
Other cash equivalents	5,565	16,997
Total Cash and cash equivalents	€34,100	€43,669